Fair Value Measurements - Fair value measurements of marketable securities (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Marketable securities	$ 510,151	$ 1,310,000	$ 6,251,980	$ 1,287,500	$ 0
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Marketable securities	510,151	1,310,000		1,287,500
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Marketable securities	0	0		0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Marketable securities	0	0		0
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Marketable securities	510,151	1,310,000		1,287,500
Equity securities | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Marketable securities	510,151	1,310,000		1,287,500
Equity securities | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Marketable securities	0	0		0
Equity securities | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Marketable securities	$ 0	$ 0		$ 0